Average Annual Total Returns		12 Months Ended	27 Months Ended
	Oct. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
Innovator International Developed Power Buffer ETF - October
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.93%	5.09%
Performance Inception Date	Sep. 30, 2021
Innovator International Developed Power Buffer ETF - October | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		4.93%	5.09%
Innovator International Developed Power Buffer ETF - October | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		2.92%	3.93%
MSCI EAFE Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE Total Return Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		3.82%	2.35%
MSCI EAFE Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	MSCI EAFE Price Return Index(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		1.15%	(0.26%)